Stock Incentive Plan - Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 127,203	$ 195,475	$ 166,187	$ 612,730	$ 709,394	$ 790,755
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	22,248	26,313	36,198	78,941	105,255	142,118
Selling, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 104,955	$ 169,162	$ 129,989	$ 533,789	$ 604,139	$ 648,637